ACCOUNTS RECEIVABLE, NET- Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivables, written off	$ 0	$ 0